Accounts Payable (Tables)	9 Months Ended
Mar. 31, 2023
Accounts Payable [Abstract]
Schedule of accounts payable
	As of March 31, 2023	As of June 30, 2022
Transaction expenses payable	3,988,637	485,735
Insurance payable to accrue	753,929	-
Accounts payable with related parties	622,580	385,508
Accruals	-	190,843
Other accounts payable	492,256	164,127
Accounts payable	$5,857,402	$1,226,213